Expense Example - Class A C S I N T Shares - Janus Henderson Emerging Markets Managed Volatility Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	2,054	4,516	6,436	9,587	1,140	2,944	4,638	8,682	1,041	2,949	4,644	8,104	673	1,983	3,246	6,212	609	1,805	2,975	5,788	790	2,299	3,718	6,907